Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Dec-21	Distribution Date	18-Jan-22
Collection Period End	31-Dec-21	30/360 Days	30
Beg. of Interest Period	15-Dec-21	Actual/360 Days	34
End of Interest Period	18-Jan-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	258,966,467.73	206,944,869.42	0.1374114
Total Securities		1,506,024,096.62	258,966,467.73	206,944,869.42	0.1374114
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.379750%	233,550,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	2.290000%	106,000,000.00	2,942,371.11	0.00	0.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	206,944,869.42	0.8083023

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	2,942,371.11	5,615.02	27.7582180	0.0529719
Certificates	49,079,227.20	0.00	191.6976872	0.0000000
Total Securities	52,021,598.31	5,615.02

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,605,723.59
Monthly Interest					1,956,655.95

Total Monthly Payments					5,562,379.54
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					317,195.17
Aggregate Sales Proceeds Advance					572,889.20

Total Advances					890,084.37
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					59,955,776.47
Excess Wear and Tear and Excess Mileage					9,164.62
Remaining Payoffs					0.00
Net Insurance Proceeds					611,837.14
Residual Value Surplus					531,387.91

Total Collections					67,560,630.05

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		389,248.13			18
Involuntary Repossession		53,282.00			3
Voluntary Repossession		40,822.00			1
Full Termination		1,376,318.06			57
Bankruptcty		—			—
Insurance Payoff			611,585.98		27
Customer Payoff				2,752,898.38	158
Grounding Dealer Payoff				55,563,639.51	3,021
Dealer Purchase				—	—

Total		1,859,670.19	611,585.98	58,316,537.89	3,285

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,704	320,122,313.21	7.00000%	258,966,467.73
Total Depreciation Received		(4,815,689.70)		(3,510,486.97)
Principal Amount of Gross Losses	(43)	(809,462.30)		(659,986.75)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(53,763.14)		(42,757.23)
Scheduled Terminations	(3,254)	(59,883,286.69)		(47,808,367.36)

Pool Balance - End of Period	13,405	254,560,111.38		206,944,869.42
Remaining Pool Balance
Lease Payment				10,514,106.13
Residual Value				196,430,763.29

Total				206,944,869.42

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	67,560,630.05
Reserve Amounts Available for Distribution	7,530,120.48

Total Available for Distribution	75,090,750.53
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,094,724.27
3. Reimbursement of Sales Proceeds Advance	1,214,402.89
4. Servicing Fee:
Servicing Fee Due	215,805.39
Servicing Fee Paid	215,805.39
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,524,932.55
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	5,615.02
Class A-4 Notes Monthly Interest Paid	5,615.02
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	5,615.02
Total Note and Certificate Monthly Interest Paid	5,615.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	72,560,202.96
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	2,942,371.11
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	2,942,371.11
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	49,079,227.20
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	49,079,227.20
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	20,538,604.65

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			7,530,120.48
Deposit of Remaining Available Collections			20,538,604.65
Gross Reserve Account Balance			20,538,604.65
Remaining Available Collections Released to Seller			20,538,604.65
Total Ending Reserve Account Balance			0.00

V. POOL STATISTICS

Weighted Average Remaining Maturity			1.85
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,005,249.28
Securitization Value of Defaulted Receivables and Casualty Receivables		659,986.75	43
Aggregate Defaulted and Casualty Gain (Loss)		345,262.53
Pool Balance at Beginning of Collection Period		258,966,467.73
Net Loss Ratio
Current Collection Period		0.1333%
Preceding Collection Period		0.1223%
Second Preceding Collection Period		0.1471%
Third Preceding Collection Period		0.1108%
Cumulative Net Losses for all Periods		-0.2475%	(3,727,017.91)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.86%	2,216,425.54	158
61-90 Days Delinquent	0.21%	543,448.19	39
91-120 Days Delinquent	0.12%	310,345.52	24
More than 120 Days	0.02%	43,533.91	5

Total Delinquent Receivables:	1.19%	3,113,753.16	226

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.35%	0.41%
Preceding Collection Period		0.36%	0.41%
Second Preceding Collection Period		0.26%	0.29%
Third Preceding Collection Period		0.19%	0.22%
60 Day Delinquent Receivables		1,016,697.14
Delinquency Percentage		0.39%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,765,566.19	75
Securitization Value		1,250,414.23	75

Aggregate Residual Value Surplus (Loss)		515,151.96

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		381,179,446.02	21,740
Cumulative Securitization Value		318,906,200.18	21,740

Cumulative Residual Value Surplus (Loss)		62,273,245.84

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			641,513.69
Reimbursement of Outstanding Advance			1,214,402.89
Additional Advances for current period			572,889.20

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			777,529.10
Reimbursement of Outstanding Payment Advance			1,094,724.27
Additional Payment Advances for current period			317,195.17

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO